NET INCOME (LOSS) PER SHARE AND UNAUDITED PRO FORMA NET INCOME (LOSS) PER SHARE	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE AND UNAUDITED PRO FORMA NET INCOME (LOSS) PER SHARE
16.	NET INCOME PER SHARE

Basic net income per share is calculated by dividing the Net income attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. Diluted net income per share is computed by dividing the Net income attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period.

Holders of unvested restricted stock have nonforfeitable rights to dividends when declared on common stock, and holders of Redeemable Convertible Preferred Stock participate in dividends on an as-converted basis when declared on common stock. As a result, unvested restricted stock and Redeemable Convertible Preferred Stock meet the definition of participating securities, which requires us to apply the two-class method to compute both basic and diluted net income per share. The two-class method is an earnings allocation formula that treats participating securities as having rights to earnings that would otherwise have been available to common stockholders.

The dilutive effect of stock options and unvested restricted stock is based on the more dilutive of the treasury stock method or the diluted two-class method. In computing diluted net income per share, income available to common shareholders used in the basic net income per share calculation (numerator) is adjusted, subject to sequencing rules, for certain adjustments that would result from the assumed issuance of potential common shares. Diluted net income per share assumes the Redeemable Convertible Preferred Stock would be cash settled through the effective date of the IPO on July 25, 2014, as we have the choice of settling in cash or shares and we have demonstrated past practice and intent of cash settlement. Therefore these shares are excluded from the calculation through the effective date of the IPO. After the effective date of the IPO, Management’s intent is to share settle; therefore, these shares are included in the calculation from July 26, 2014 through September 30, 2014, if dilutive. For purposes of the calculation of diluted net income per share, stock options and unvested restricted stock are considered to be potential common stock and are only included in the calculations when their effect is dilutive.

The Company’s Redeemable Common Stock is included in the weighted-average number of common shares outstanding for calculating basic and diluted net income per share.

The following table presents information necessary to calculate net income per share for the six months ended September 30, 2013 and 2014, as well as potentially dilutive securities excluded from the weighted average number of diluted common shares outstanding because their inclusion would have been anti-dilutive:

	Six Months Ended September 30,
(Amounts in thousands, except per share data)	2013	2014
NET INCOME PER SHARE — BASIC:
Net income attributable to ADS	$33,618	$36,631
Adjustment for:
Change in fair value of Redeemable Convertible Preferred Stock	(4,764)	(11,054)
Dividends to Redeemable Convertible Preferred Stockholders	(430)	(75)
Dividends paid to unvested restricted stockholders	(16)	—

Net income available to common stockholders and participating securities	28,408	25,502
Undistributed income allocated to participating securities	(3,124)	(3,040)

Net income available to common stockholders — Basic	25,284	22,462
Weighted average number of common shares outstanding — Basic	47,220	49,538

Net income per common share — Basic	$0.54	$0.45

NET INCOME PER SHARE — DILUTED:
Net income available to common stockholders — Basic	$25,284	$22,462
Undistributed income allocated to participating securities	—	1,073

Net income available to common stockholders — Diluted	25,284	23,535
Weighted average number of common shares outstanding — Basic	47,220	49,538
Assumed conversion of preferred stock	—	2,382
Assumed exercise of stock options	414	278

Weighted average number of common shares outstanding — Diluted	47,634	52,198

Net income per common share — Diluted	$0.53	$0.45

Potentially dilutive securities excluded as anti-dilutive	63	57

19.	NET INCOME (LOSS) PER SHARE AND UNAUDITED PRO FORMA NET INCOME (LOSS) PER SHARE

Net Income (Loss) Per Share

Basic net income (loss) per share is calculated by dividing the Net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. Diluted net income (loss) per share is computed by dividing the Net income (loss) attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period.

Holders of unvested restricted stock have nonforfeitable rights to dividends when declared on common stock, and holders Redeemable Convertible Preferred Stock participate in dividends on an as-converted basis when declared on common stock. As a result, unvested restricted stock and Redeemable Convertible Preferred Stock meet the definition of participating securities, which requires us to apply the two-class method to compute both basic and diluted net income (loss) per share. The two-class method is an earnings allocation formula that treats participating securities as having rights to earnings that would otherwise have been available to common stockholders.

The dilutive effect of stock options and unvested restricted stock is based on the more dilutive of the treasury stock method or the diluted two-class method. Diluted net income (loss) per share assumes the Redeemable Convertible Preferred Stock would be cash settled as we have the choice of settling in cash or shares, and we have demonstrated past practice and intent of cash settlement; therefore these shares are excluded from the calculation. For purposes of the calculation of diluted net income (loss) per share, stock options and unvested restricted stock are considered to be potential common stock and are only included in the calculations when their effect is dilutive.

The Company’s Redeemable Common Stock is included in the weighted-average number of common shares outstanding for calculating basic and diluted net income per share.

The following table presents information necessary to calculate net income (loss) per share for the fiscal years ended March 31, 2012, 2013, and 2014, as well as potentially dilutive securities excluded from the weighted average number of diluted common shares outstanding because their inclusion would have been anti-dilutive:

(Amounts in thousands, except per share data)	2012	2013	2014
NET INCOME (LOSS) PER SHARE — BASIC:
Net income attributable to ADS	$43,260	$28,159	$11,124
Adjustment for:
Change in fair value of Redeemable Convertible Preferred Stock	(10,257)	(5,869)	(3,979)
Dividends paid to Redeemable Convertible Preferred Stockholders	(668)	(736)	(10,139)
Dividends paid to unvested restricted stockholders	(34)	(52)	(418)

Net income (loss) available to common stockholders and participating securities	32,301	21,502	(3,412)
Undistributed income allocated to participating securities	(3,241)	(2,042)	—

Net income (loss) available to common stockholders — Basic	29,060	19,460	(3,412)
Weighted average number of common shares outstanding — Basic	46,293	46,698	47,277

Net income (loss) per common share — Basic	$0.63	$0.42	$(0.07)

NET INCOME (LOSS) PER SHARE — DILUTED:
Net income (loss) available to common stockholders — Basic	$29,060	$19,460	$(3,412)

Weighted average number of common shares outstanding — Basic	46,293	46,698	47,277
Assumed exercise of stock options	758	551	—

Weighted average number of common shares outstanding — Diluted	47,051	47,249	47,277

Net income (loss) per common share — Diluted	$0.62	$0.41	$(0.07)

Potentially dilutive securities excluded as anti-dilutive	19	80	89

Unaudited Pro Forma Net Income (Loss) Per Share

On January 6, 2014, the Board of Directors declared a Special Dividend of $1.59 per share, for a total amount of approximately $108,101, on all outstanding shares of our common stock and Redeemable Convertible Preferred Stock, which was financed through our Revolving Credit Facility. Additionally, we anticipate using a portion of the net proceeds from the offering to repay a portion of the amount borrowed under the Revolving Credit Facility used to fund the Special Dividend.

In accordance with the SEC Staff Accounting Bulletin (“SAB”) 1.B.3 and SAB 3.A, we are presented with two required calculations to present unaudited supplemental pro forma net income per share amounts, calculated in accordance with Article 11 of Regulation S-X, which are included in the Consolidated Statement of Income for the Fiscal Year Ended March 31, 2014. These calculations include a methodology outlined in SAB 1.B.3 as a result of the Special Dividend which was declared in contemplation of the offering, which may be in excess of current period earnings, and the methodology outlined in SAB 3.A, as a result of the anticipation of a portion of the net proceeds from the offering being used to repay our Revolving Credit Facility. SAB Topic 1B3 is applicable given that it results in the most dilutive calculation.

The below table sets forth the computation of unaudited pro forma basic and diluted loss per share as of March 31, 2014:

(Amounts in thousands, except per share data)
PRO FORMA NET LOSS PER SHARE:
	Basic	Diluted
Net loss available to common stockholders	$(3,412)	$(3,412)
Pro forma adjustments:
Interest expense, net of tax (a)	51	51

Pro forma net loss available to common stockholders	$(3,361)	$(3,361)

Weighted average common shares outstanding	47,277	47,277
Pro forma adjustments:
Adjustment to weighted average common shares related to the offering (b)	5,289	5,289

Pro forma weighted average common shares outstanding	52,566	52,566

Pro forma loss per share	$(0.06)	$(0.06)

(a)	These adjustments reflect the elimination of the historical interest expense assuming the gross offering proceeds of $84,632 were used to repay the Revolving Credit Facility as of April 1, 2013, as well as the inclusion of interest expense for the portion of the amount borrowed on the Revolving Credit Facility to pay the Special Dividend on January 15, 2014 in excess of the gross offering proceeds, assuming that amount was borrowed as of April 1, 2013.

		Interest Expense	Tax Effect	Total
Revolving Credit Facility	January 15, 2014 to March 31, 2014	$487	$(170)	$317
Revolving Credit Facility	April 1, 2013 to January 15th, 2014	(410)	144	(266)

	Total	$77	$(26)	$51

(b)	This adjustment computes the increase to weighted average common shares outstanding in accordance with SAB Topic 1B3.

Dividends declared during fiscal 2014	$112,747
Net income attributable to ADS for fiscal 2014	11,124

Dividends in excess of earnings	$101,623

Offering price per common share	$16.00

Common shares assumed issued in the IPO to pay dividends in excess of earnings	6,351
Number of pro forma shares exceeding total shares offered	(1,062)

Total shares used for pro forma computation	5,289